Franchise Arrangements (Schedule Of Future Minimum Rent Payments Under Franchised Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Franchise Arrangements [Line Items]
2013	$ 37,662
2014	34,928
2015	33,527
2016	31,950
2017	29,495
Thereafter	152,498
Total	320,060
Owned Sites [Member]
Franchise Arrangements [Line Items]
2013	9,799
2014	9,261
2015	8,853
2016	8,631
2017	8,248
Thereafter	45,955
Total	90,747
Leased Sites [Member]
Franchise Arrangements [Line Items]
2013	27,863
2014	25,667
2015	24,674
2016	23,319
2017	21,247
Thereafter	106,543
Total	$ 229,313